Offerings	Sep. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	7.000% Series A Junior Subordinated Notes due 2057
Amount Registered | shares	850,000,000
Maximum Aggregate Offering Price	$ 850,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,385
Offering Note

(1)
Vistra will guarantee the notes being registered. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due for the guarantees.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 7.000% Series A Junior Subordinated Notes due 2057
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note

(2)	See Footnote (1)

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	7.250% Series B Junior Subordinated Notes due 2057
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 650,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,765
Offering Note

(3)	See Footnote (1)

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 7.250% Series B Junior Subordinated Notes due 2057
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note

(4)	See Footnote (1)